Income Tax Provision - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected income tax benefit from NOL carry-forwards	$ 2,083,000	$ 1,493,000
Less valuation allowance	(2,083,000)	(1,493,000)
Deferred tax assets, net of valuation allowance